Operations - Additional Information (Detail) R$ in Millions, $ in Millions							12 Months Ended
	Sep. 16, 2022 USD ($) shares	Sep. 16, 2022 BRL (R$) shares	May 09, 2022	May 02, 2022 USD ($)	Mar. 01, 2022 USD ($)	Feb. 18, 2022 Seats	Dec. 31, 2022 USD ($) Aircraft Jets shares	Dec. 31, 2021 USD ($) Aircraft	Dec. 31, 2020 USD ($)	Oct. 21, 2022 Aircraft	Feb. 09, 2022 Aircraft	Feb. 09, 2021 Aircraft
Nature of operations [line items]
Final adjusted share price				$ 175.0
Cash flows from divesture of interests in subsidiaries, classified as investing activities				$ 158.2			$ 158.2
Finance costs							245.4	$ 274.2	$ 261.8
E2 Platform cash generating unit [member]
Nature of operations [line items]
Impairment Charges							0.0
Senior Unsecured Notes [member]
Nature of operations [line items]
Repurchase of long-term debt principal amount outstanding					$ 287.8
Cancellation of long-term debt principal amount outstanding					$ 287.8
Finance costs							$ 12.1
Jet [Member]
Nature of operations [line items]
Property Plant And Equipment Number Of Aircraft Sold | Jets							102
E175 E2 [member]
Nature of operations [line items]
Property plant and equipment under development period						three-year
Aircraft number of seats | Seats						76
Embraer Aircraft Holding Inc [member]
Nature of operations [line items]
Number Of Shares Issued | shares							220,000,000
Mobots [member] | Class A3 preferred shares [member]
Nature of operations [line items]
Stock held during period value conversion of convertible securities	$ 3.8	R$ 20
Stock held during period, shares, conversion of convertible securities | shares	158,508	158,508
Percentage of preferred stock voting rights	10.24%	10.24%
Executive Jets business unit [Member]
Nature of operations [line items]
Increase In Production Percentage Of Aircraft							9.60%
Brazilian Air Force [member] | Related parties [member]
Nature of operations [line items]
Contract with customer number of aircrafts agreed to sell | Aircraft							19	28			22	22
EVEX [member]
Nature of operations [line items]
Proportion of ownership interest in subsidiary			90.20%				89.70%
Embraer S.A [member]
Nature of operations [line items]
Senior Unsecured Notes due, Percentage					5.15%
Senior unsecured notes due, period					2022
Notes and debentures issued					$ 59.2
Embraer Overseas Limited [member]
Nature of operations [line items]
Senior Unsecured Notes due, Percentage					5.696%
Senior unsecured notes due, period					2023
Notes and debentures issued					$ 228.6
Bottom of range [member]
Nature of operations [line items]
Aircraft reprogramming entry service period description							2027
Bottom of range [member] | Brazilian Air Force [member] | Related parties [member]
Nature of operations [line items]
Contract with customer number of aircrafts agreed to sell | Aircraft										19
Top of range [member]
Nature of operations [line items]
Aircraft reprogramming entry service period description							2028
Top of range [member] | Brazilian Air Force [member] | Related parties [member]
Nature of operations [line items]
Contract with customer number of aircrafts agreed to sell | Aircraft							22